Fair value measurement (Tables)	9 Months Ended
Sep. 30, 2017
Fair value measurement
Schedule of fair value of financial assets by level

The following table presents our assets and liabilities that are measured at fair value on a recurring basis for the periods presented (in thousands):

	As of September 30, 2017
	Level I	Level II	Level III	Total
Cash equivalents	43,756	—	—	43,756
Total assets	$43,756	$—	$—	$43,756
Warrant liability	—	—	39,284	39,284
Total liabilities	$—	$—	$39,284	$39,284

	As of December 31, 2016
	Level I	Level II	Level III	Total
Warrant liability	—	—	11,090	11,090
Total liabilities	$—	$—	$11,090	$11,090